Stockholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2025
Stockholders’ Equity [Abstract]
Schedule of Shares Issuance
Amount

Gross proceed from IPO and OA:	$5,750,000
Less: Underwriter discount	(517,500)
Less: Offering cost paid through fund flow	(324,500)
Subtotal: Net proceeds from IPO	4,908,000
Add: Payments for proportions of offering cost been expensed and recorded under account payable during prior year	225,091
Less: Paid offering cost and recognized as expenses during prior year	(30,000)
Total: Shares issuance for cash in SOSE.	$5,103,091